Balance Sheet Components - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Credit card processing reserve	$ 5,007	$ 2,650	$ 981
Restricted cash	2,920	2,920
Prepaid expenses	1,260	2,460	448
Other current assets	765	1,434	808
Prepaid expenses and other current assets	9,952	$ 9,464	$ 2,237
Impairment charge on corporate facilities lease	$ 3,400